FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

8.  FAIR VALUE MEASUREMENT

In accordance with ASC 820-10, the Company measures financial products, time deposits, available-for-sale debt investments and equity securities with readily determinable fair value at fair value on a recurring basis. Equity securities classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC) and Shanghai Stock Exchange (SSE). Financial products and time deposits classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale debt investments classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

The equity securities without readily determinable fair value, equity method investments and certain non-financial assets are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. If an impairment or observable price adjustment is recognized on the equity securities during the period, the Company classify these assets as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.

Assets measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at
	December 31, 2018 Using
	Quoted Prices
	in Active	Significant Other
	Market for	Observable	Unobservable
	Identical Assets	Inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value at December 31, 2018
	RMB	RMB	RMB	RMB	US$
Financial products	—	33,185	—	33,185	4,827
Time deposits (with the maturity of more than three months)	—	5,958	—	5,958	866
Equity securities	8,995	—	—	8,995	1,308
Available-for-sale debt investments	—	—	2,717	2,717	395
Total	8,995	39,143	2,717	50,855	7,396

	Fair Value Measurement at
	December 31, 2017 Using
	Quoted Prices
	in Active	Significant Other
	Market for	Observable	Unobservable
	Identical Assets	Inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value at December 31, 2017
	RMB	RMB	RMB	RMB	US$
Financial products	—	26,892	—	26,892	4,133
Time deposits (with the maturity of more than three months)	—	149	—	149	23
Equity securities	12,435	—	—	12,435	1,911
Available-for-sale debt investments	—	409	5,708	6,117	940
Total	12,435	27,450	5,708	45,593	7,007

The roll forward of major Level 3 investments are as following:

Total
RMB(in millions)
Fair value of Level 3 investments as at December 31, 2016	6,806
Transfer in and/or out of Level 3	(1,755)
New addition	455
Disposal of investments	(17)
Effect of exchange rate change	(193)
Other than temporary impairments	(156)
The change in fair value of the investments	568
Fair value of Level 3 investments as at December 31, 2017	5,708
Transfer in and/or out of Level 3	69
New addition	150
Disposal of investments	(2,655)
Effect of exchange rate change	121
The change in fair value of the investments	(676)
Fair value of Level 3 investments as at December 31, 2018	2,717

The Company determined the fair value of their investment by using income approach. The determination of the fair value was based on estimates, judgments and information of other comparable public companies. The significant unobservable inputs adopted in the valuation as of December 31, 2018 are as following:

Unobservable Input
Weighted average cost of capital	17% ~ 19%
Lack of marketability discount	10% ~ 15%
Risk-free rate	3.5%
Expected volatility	38% ~ 41%
Probability	Liquidation scenario: 35% ~ 70%
Redemption scenario: 30%
IPO scenario: 30% ~ 35%
Dividend yield	Nil